UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: JANUARY 31, 2008

                    DATE OF REPORTING PERIOD: APRIL 30, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

---------------------------
  SCHEDULE OF INVESTMENTS                             APRIL 30, 2007 (UNAUDITED)
---------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HANCOCK HORIZON PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                             FACE AMOUNT             VALUE
  DESCRIPTION                                   (000)                (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (A) -- 80.2%
    Banks -- 15.1%
    Beta Finance 144A
        5.288%, 07/02/07                        $1,500              $ 1,486
    DnB NOR Bank
        5.299%, 06/13/07                         1,500                1,491
    HBOS Treasury Services
        5.302%, 05/04/07                         1,100                1,099
    Skandinav Enskida Bank 144A
        5.286%, 05/07/07                         1,500                1,499
    Swedbank
        5.281%, 05/08/07                         1,300                1,299
--------------------------------------------------------------------------------
    TOTAL BANKS                                                       6,874
--------------------------------------------------------------------------------
    Building & Construction -- 3.2%
    Britannia Building Society
        5.305%, 07/11/07                         1,500                1,485
--------------------------------------------------------------------------------
    TOTAL BUILDING & CONSTRUCTION                                     1,485
--------------------------------------------------------------------------------
    Electrical Utilities -- 6.6%
    General Electric
        5.281%, 06/08/07                         1,500                1,492
    Natural Rural Utilities
        5.276%, 05/09/07                         1,500                1,498
--------------------------------------------------------------------------------
    TOTAL ELECTRICAL UTILITIES                                        2,990
--------------------------------------------------------------------------------
    Financial Services -- 48.7%
    Danske
        5.273%, 05/16/07                         1,500                1,497
    Falcon Asset Securitization LLC 144A
        5.279%, 05/04/07                         1,500                1,499
    Giro Funding144A
        5.292%, 05/09/07                         1,500                1,498
    Golden Funding144A
        5.293%, 05/03/07                         1,500                1,500
    Grampian Funding LLC 144A
        5.282%, 05/15/07                         1,500                1,497
    Kitty Hawk Funding 144A
        5.282%, 05/15/07                         1,500                1,497
    Park Avenue Receivables 144A
        5.288%, 05/09/07                         1,500                1,498
    Rabobank USA Finance
        5.290%, 06/06/07                         1,500                1,492
    Sheffield Receivables 144A
        5.831%, 05/26/07                         1,487                1,481
    Sigma Finance 144A
        5.308%, 06/07/07                         1,200                1,194
    Southern Funding 144A
        5.271%, 05/02/07                         1,500                1,500
    Three Rivers Funding 144A
        5.294%, 05/04/07                         1,500                1,499
    White Pine Finance 144A
        5.292%, 05/22/07                         1,500                1,495
    Windmill Funding 144A
        5.288%, 05/09/07                         1,500                1,498
    Xtra
        5.257%, 05/10/07                         1,500                1,498
--------------------------------------------------------------------------------
    TOTAL FINANCIAL SERVICES                                         22,143
--------------------------------------------------------------------------------
    Insurance -- 3.3%
    Irish Life & Permanent PLC 144A
        5.289%, 06/27/07                         1,500                1,488
--------------------------------------------------------------------------------
    TOTAL INSURANCE                                                   1,488
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                             FACE AMOUNT             VALUE
  DESCRIPTION                                   (000)                (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- CONTINUED
    Retail -- 3.3%
    Dollar Thrifty
        5.305%, 06/01/07                        $1,500              $ 1,493
--------------------------------------------------------------------------------
    TOTAL RETAIL                                                      1,493
--------------------------------------------------------------------------------
    TOTAL COMMERCIAL PAPER (COST $36,473)                            36,473
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (B)-- 20.3%
    Lehman Brothers,
        5.090%, dated 04/30/07, to be
        repurchased on 05/01/07, repurchase
        price $9,232,716 (collateralized by a
        U.S. Treasury Bond, par value
        $9,500,000, 3.375%, 12/15/08; with a
        total market value $9,417,919)           9,231                9,231
--------------------------------------------------------------------------------
    TOTAL REPURCHASE AGREEMENT (COST $9,231)                          9,231
--------------------------------------------------------------------------------
    TOTAL INVESTMENTS -- 100.5% (COST $45,704)+                     $45,704
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $45,484 (000s).
(A) The rate reported is the effective yield at time of purchase.
(B) Tri-party Repurchase Agreement
LLC -- Limited Liability Company
PLC -- Public Liability Company
144A -- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2007, the value of these securities amounted to $22,129 (000s), representing 48.65% of the net assets of the Fund.

+For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost. Cost figures are shown with "000s" omitted.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

---------------------------
  SCHEDULE OF INVESTMENTS                             APRIL 30, 2007 (UNAUDITED)
---------------------------
--------------------------------------------------------------------------------
HANCOCK HORIZON TREASURY SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                             FACE AMOUNT             VALUE
  DESCRIPTION                                   (000)                (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (A)-- 54.1%
    U.S. Treasury Bills
        4.833%, 05/03/07                      $ 95,000             $ 94,975
        4.770%, 05/24/07                       100,000               99,695
        4.848%, 06/07/07                        50,000               49,753
        4.972%, 06/21/07                        40,000               39,721
        4.962%, 07/05/07                        40,000               39,646
--------------------------------------------------------------------------------
    TOTAL U.S. TREASURY OBLIGATIONS (COST $323,790)                 323,790
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (B)-- 46.3%
    ABN Amro,
      5.100%, dated 04/30/07, to be
      repurchased on 05/01/07, repurchase
      price $138,019,550 (collateralized
      by various U.S. Treasury Notes,
      ranging in par value
      $38,497,000-$101,722,000,
      3.000%-4.675%, 01/31/09-02/15/09;
      with a total market value
      $140,760,761)                            138,000              138,000
    Deutsche Bank,
      5.120%, dated 04/30/07, to be
      repurchased on 05/01/07, repurchase
      price $138,765,401 (collateralized
      by various U.S. Treasury Notes,
      ranging in par value
      $3,714,000-$271,365,000,
      4.625%-4.750%, 02/15/10-02/15/38;
      with a total market value
      $141,520,825)                            138,746              138,746
--------------------------------------------------------------------------------
    TOTAL REPURCHASE AGREEMENTS (COST $276,746)                     276,746
--------------------------------------------------------------------------------
    TOTAL INVESTMENTS -- 100.4% (COST $600,536)+                   $600,536
--------------------------------------------------------------------------------

 Percentages are based on Net Assets of $598,125 (000s).
(A) The rate reported is the effective yield at time of purchase.
(B) Tri-party Repurchase Agreements

+For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost. Cost figures are shown with "000s" omitted.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

---------------------------
  SCHEDULE OF INVESTMENTS                             APRIL 30, 2007 (UNAUDITED)
---------------------------
--------------------------------------------------------------------------------
HANCOCK HORIZON STRATEGIC INCOME BOND FUND
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                             FACE AMOUNT             VALUE
  DESCRIPTION                                   (000)                (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 29.0%
    FFCB
        5.540%, 11/07/16                      $  1,500              $ 1,562
        4.450%, 06/01/15                         2,500                2,420
    FHLB
        5.250%, 06/10/11                         3,000                3,048
        5.000%, 03/09/12                         1,250                1,259
        5.000%, 12/09/16                         1,000                1,000
        4.750%, 03/13/09                         1,000                  998
        4.750%, 12/09/11                         1,500                1,495
        4.500%, 06/21/10                         1,500                1,488
        4.500%, 09/14/12                         1,000                  981
    FHLB, Ser 598
        4.625%, 11/21/08                         1,000                  996
    FHLB, Ser 7109
        4.000%, 11/13/09                         2,000                1,962
    FHLMC
        5.250%, 04/18/16                         1,000                1,020
        5.165%, 05/15/07                         1,000                  998
        4.750%, 01/18/11                         3,000                2,995
        4.375%, 07/17/15                         3,000                2,887
    FNMA
        6.250%, 05/15/29                         1,500                1,699
        5.500%, 03/15/11                         1,500                1,535
        5.250%, 08/01/12                         1,000                1,012
        5.000%, 09/18/09 (B)                     1,500                1,506
        5.000%, 02/13/17                           500                  500
--------------------------------------------------------------------------------
    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $31,370)          31,361
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS -- 28.8%
    FHLMC
        7.000%, 12/01/14                      $      9              $     9
        7.000%, 04/01/15                            11                   11
        5.500%, 08/01/21                         1,430                1,432
        5.500%, 10/01/36                         1,489                1,473
        5.000%, 01/01/13                         1,363                1,360
        5.000%, 10/01/16                           471                  466
        5.000%, 04/01/22                         1,989                1,961
    FHLMC, Ser 2595, Cl AJ
        3.500%, 02/15/14                            89                   88
    FNMA
        7.500%, 12/01/30                            30                   31
        7.000%, 07/01/07                             4                    4
        7.000%, 12/01/09                             7                    7
        6.500%, 01/01/32                           215                  222
        6.000%, 08/01/35                         1,986                2,003
        6.000%, 05/01/36                         1,353                1,363
        6.000%, 07/01/36                         1,390                1,401
        5.500%, 06/01/25                         2,201                2,191
        5.500%, 10/01/34                           692                  686
        5.500%, 01/01/36                         1,410                1,394
        5.500%, 02/01/36                         2,315                2,290
        5.500%, 04/01/36                         1,399                1,384
        5.000%, 10/01/18                           420                  415
        5.000%, 12/01/18                           557                  550
        4.500%, 07/01/18                         1,127                1,094
        4.000%, 09/01/10                           967                  942
    GNMA
        7.500%, 08/15/12                            13                   14
        7.500%, 09/15/13                            11                   12
        7.500%, 12/20/29                             4                    4
        6.500%, 09/15/13                            34                   35
        6.500%, 04/15/14                            13                   13
        6.500%, 03/15/31                            41                   42
        6.500%, 07/15/31                           413                  427
        6.000%, 05/15/28                             5                    5
        6.000%, 02/15/29                            98                  100
        6.000%, 09/15/34                           710                  721
        6.000%, 11/15/34                           288                  292


--------------------------------------------------------------------------------
                                             FACE AMOUNT            VALUE
  DESCRIPTION                                   (000)               (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS -- CONTINUED
    GNMA -- continued
        6.000%, 12/15/34                       $   312              $   317
        5.500%, 01/15/36                         1,855                1,845
        5.500%, 04/15/36                         1,373                1,366
        5.000%, 09/15/17                           366                  363
        5.000%, 12/15/17                           476                  472
        5.000%, 10/15/18                            41                   41
        5.000%, 11/15/18                            39                   38
        5.000%, 01/15/19                           786                  779
        5.000%, 03/15/33                            67                   65
        5.000%, 04/15/33                            25                   24
        5.000%, 06/15/33                            79                   77
        4.500%, 02/15/20                         1,380                1,341
--------------------------------------------------------------------------------
    TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS
     (COST $31,292)                                                  31,170
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 24.0%
    Aerospace & Defense -- 0.9%
    General Dynamics
        4.500%, 08/15/10                         1,000                  987
--------------------------------------------------------------------------------
    TOTAL AEROSPACE & DEFENSE                                           987
--------------------------------------------------------------------------------
    Agriculture -- 1.8%
    Cargill 144A
        4.375%, 06/01/13                      $  2,000              $ 1,901
--------------------------------------------------------------------------------
    TOTAL AGRICULTURE                                                 1,901
--------------------------------------------------------------------------------
    Automotive -- 1.1%
    General Motors
        6.125%, 08/28/07                         1,250                1,248
--------------------------------------------------------------------------------
    TOTAL AUTOMOTIVE                                                  1,248
--------------------------------------------------------------------------------
    Banks -- 0.9%
    Citigroup
        5.300%, 01/07/16                         1,000                  996
--------------------------------------------------------------------------------
    TOTAL BANKS                                                         996
--------------------------------------------------------------------------------
    Chemicals -- 1.8%
    Dow Chemical
        6.000%, 10/01/12                         1,000                1,030
    E.I. Du Pont de Nemours
        4.125%, 04/30/10                         1,000                  976
--------------------------------------------------------------------------------
    TOTAL CHEMICALS                                                   2,006
--------------------------------------------------------------------------------
    Electrical Services & Equipment -- 2.9%
    Central Power & Light, MBIA Insured
        7.125%, 02/01/08                         1,000                1,014
    Pacificorp
        6.900%, 11/15/11                           793                  848
    PSEG Power
        3.750%, 04/01/09                         1,300                1,264
--------------------------------------------------------------------------------
    TOTAL ELECTRICAL SERVICES & EQUIPMENT                             3,126
--------------------------------------------------------------------------------
    Financial Services -- 5.6%
    Boeing Capital
        6.500%, 02/15/12                         1,000                1,063
    Countrywide Home Loans MTN
        4.125%, 09/15/09                         1,000                  973
    First Data
        3.375%, 08/01/08                           400                  392
    Ford Motor Credit
        7.375%, 02/01/11                           650                  643
    General Electric Capital MTN, Ser A
        6.875%, 11/15/10                           500                  530
    Lehman Brothers Holdings
        7.000%, 02/01/08                         1,000                1,010

---------------------------
  SCHEDULE OF INVESTMENTS                             APRIL 30, 2007 (UNAUDITED)
---------------------------
--------------------------------------------------------------------------------
HANCOCK HORIZON STRATEGIC INCOME BOND FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                             FACE AMOUNT             VALUE
  DESCRIPTION                               (000)/SHARES             (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
    Financial Services -- continued
    Washington Mutual Bank
        5.125%, 01/15/15                      $  1,500             $  1,445
--------------------------------------------------------------------------------
    TOTAL FINANCIAL SERVICES                                          6,056
--------------------------------------------------------------------------------
    Food, Beverage & Tobacco -- 0.5%
    Campbell Soup
        6.750%, 02/15/11                           500                  528
--------------------------------------------------------------------------------
    TOTAL FOOD, BEVERAGE & TOBACCO                                      528
--------------------------------------------------------------------------------
    Oil Drilling & Refining -- 1.9%
    ENSCO International
        6.750%, 11/15/07                         1,000                1,009
    Marathon Oil
        5.375%, 06/01/07                         1,000                1,000
--------------------------------------------------------------------------------
    TOTAL OIL DRILLING & REFINING                                     2,009
--------------------------------------------------------------------------------
    Oil Exploration & Production -- 0.8%
    Anadarko Petroleum
        5.000%, 10/01/12                           850                  829
--------------------------------------------------------------------------------
    TOTAL OIL EXPLORATION & PRODUCTION                                  829
--------------------------------------------------------------------------------
    Printing & Publishing -- 0.9%
    Gannett
        5.750%, 06/01/11                         1,000                1,017
--------------------------------------------------------------------------------
    TOTAL PRINTING & PUBLISHING                                       1,017
--------------------------------------------------------------------------------
    Retail -- 1.4%
    Target
        5.375%, 06/15/09                      $    500              $   504
    Wal-Mart Stores
        4.000%, 01/15/10                         1,000                  976
--------------------------------------------------------------------------------
    TOTAL RETAIL                                                      1,480
--------------------------------------------------------------------------------
    Telephones & Telecommunication -- 3.0%
    Alltel
        6.500%, 11/01/13                         1,000                1,020
    AT&T
        5.875%, 08/15/12                         1,000                1,029
    BellSouth
        6.000%, 10/15/11                         1,000                1,033
    Verizon Communications
        4.000%, 01/15/08                           200                  198
--------------------------------------------------------------------------------
    TOTAL TELEPHONES & TELECOMMUNICATION                              3,280
--------------------------------------------------------------------------------
    Utilities -- 0.5%
    Alabama Power, Ser G
        5.375%, 10/01/08                           500                  501
--------------------------------------------------------------------------------
    TOTAL UTILITIES                                                     501
--------------------------------------------------------------------------------
    TOTAL CORPORATE OBLIGATIONS (COST $26,179)                       25,964
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 15.0%
    U.S. Treasury Bonds
        5.375%, 02/15/31                         2,740                2,935
         4.500%, 02/15/16                        2,100                2,083
    U.S. Treasury Notes
        4.250%, 08/15/14                         4,000                3,919
         4.250%, 11/15/14                        4,500                4,404
         3.500%, 12/15/09                        3,000                2,923
--------------------------------------------------------------------------------
    TOTAL U.S. TREASURY OBLIGATIONS (COST $16,428)                   16,264
--------------------------------------------------------------------------------
COMMERCIAL PAPER (C) -- 1.2%
    Financial Services -- 1.2%
    White Pine Finance LLC
        5.260%, 05/18/07                         1,252                1,248
--------------------------------------------------------------------------------
    TOTAL COMMERCIAL PAPER (COST $1,248)                              1,248
--------------------------------------------------------------------------------
CASH EQUIVALENTS (A)-- 0.9%
    Federated Prime Cash Obligations
      Fund, 5.210%                             475,121                  475


--------------------------------------------------------------------------------
                                                                     VALUE
  DESCRIPTION                                  SHARES                (000)
--------------------------------------------------------------------------------
CASH EQUIVALENTS (A)-- CONTINUED
    SEI Daily Income Trust Prime
      Obligation Fund, Cl A, 5.320%            471,562             $    472
--------------------------------------------------------------------------------
    TOTAL CASH EQUIVALENTS (COST $947)                                  947
--------------------------------------------------------------------------------
    TOTAL INVESTMENTS -- 98.9% (COST $107,464)+                    $106,954
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $108,135 (000s).
(A) Rate shown is the 7-day effective yield as of April 30, 2007.
(B) Step Bond -- The rate reflected on the Schedule of Investments is the current or effective yield on April 30, 2007. The coupon on a step bond changes on a specified date.
(C) The rate reported is the effective yield at time of purchase.
Cl -- Class
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
LLC -- Limited Liability Company
MBIA -- Municipal Bond Investors Assurance
MTN -- Medium Term Note
Ser -- Series
144A -- Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2007, the value of this security amounted to $1,901 (000s), representing 1.76% of the net assets of the Fund.

+ At April 30, 2007, the tax basis cost of the Fund's investments was $107,464, and the unrealized appreciation and (depreciation) were $636 and $(1,146), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

---------------------------
  SCHEDULE OF INVESTMENTS                             APRIL 30, 2007 (UNAUDITED)
---------------------------
--------------------------------------------------------------------------------
HANCOCK HORIZON VALUE FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                     VALUE
  DESCRIPTION                                  SHARES                (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 98.6%
    Aerospace & Defense -- 3.7%
      Lockheed Martin                           20,000              $ 1,923
      Raytheon                                  36,000                1,928
      Rockwell Collins                          26,000                1,707
--------------------------------------------------------------------------------
    TOTAL AEROSPACE & DEFENSE                                         5,558
--------------------------------------------------------------------------------
    Agriculture -- 1.6%
      Monsanto                                  40,000                2,360
--------------------------------------------------------------------------------
    TOTAL AGRICULTURE                                                 2,360
--------------------------------------------------------------------------------
    Automotive -- 4.6%
      General Motors                            64,000                1,999
      Johnson Controls                          23,000                2,354
      Paccar                                    30,000                2,519
--------------------------------------------------------------------------------
    TOTAL AUTOMOTIVE                                                  6,872
--------------------------------------------------------------------------------
    Banks -- 4.6%
      Bank of America                           30,000                1,527
      JPMorgan Chase                            39,000                2,032
      PNC Financial Services Group              22,000                1,630
      US Bancorp                                48,000                1,649
--------------------------------------------------------------------------------
    TOTAL BANKS                                                       6,838
--------------------------------------------------------------------------------
    Chemicals -- 4.8%
      Albemarle                                 60,000                2,547
      Eastman Chemical                          36,000                2,437
      Rohm & Haas                               43,000                2,200
--------------------------------------------------------------------------------
    TOTAL CHEMICALS                                                   7,184
--------------------------------------------------------------------------------
    Containers & Packaging -- 1.6%
      Pactiv*                                   70,000                2,421
--------------------------------------------------------------------------------
    TOTAL CONTAINERS & PACKAGING                                      2,421
--------------------------------------------------------------------------------
    Drugs -- 4.3%
      Merck                                     48,000                2,469
      Pfizer                                    79,000                2,090
      Wyeth                                     34,000                1,887
--------------------------------------------------------------------------------
    TOTAL DRUGS                                                       6,446
--------------------------------------------------------------------------------
    Electrical Utilities -- 11.1%
      Allegheny Energy*                         45,000                2,406
      Constellation Energy Group                28,000                2,495
      FirstEnergy                               35,000                2,395
      FPL Group                                 36,000                2,317
      MDU Resources Group                       61,500                1,864
      PG&E                                      44,000                2,226
      PPL                                       65,000                2,835
--------------------------------------------------------------------------------
    TOTAL ELECTRICAL UTILITIES                                       16,538
--------------------------------------------------------------------------------
    Financial Services -- 7.6%
      Bear Stearns                              10,000                1,557
      Citigroup                                 34,000                1,823
      Goldman Sachs Group                       10,000                2,186
      Lehman Brothers Holdings                  22,000                1,656
      Merrill Lynch                             22,000                1,985
      Morgan Stanley                            25,000                2,101
--------------------------------------------------------------------------------
    TOTAL FINANCIAL SERVICES                                         11,308
--------------------------------------------------------------------------------
    Food, Beverage & Tobacco -- 6.8%
      Campbell Soup                             50,000                1,955
      ConAgra Foods                             71,000                1,745
      General Mills                             34,000                2,037
      Molson Coors Brewing, Cl B                25,000                2,357
      Reynolds American                         32,000                2,056
--------------------------------------------------------------------------------
    TOTAL FOOD, BEVERAGE & TOBACCO                                   10,150
--------------------------------------------------------------------------------
    Gas & Natural Gas -- 1.6%
      Oneok                                     50,000                2,420
--------------------------------------------------------------------------------
    TOTAL GAS & NATURAL GAS                                           2,420
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                     VALUE
  DESCRIPTION                                  SHARES                (000)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
    Hotels & Lodging -- 1.5%
      Carnival                                  46,000             $  2,249
--------------------------------------------------------------------------------
    TOTAL HOTELS & LODGING                                            2,249
--------------------------------------------------------------------------------
    Household Products -- 3.0%
      Newell Rubbermaid                         64,000                1,963
      Whirlpool                                 23,000                2,439
--------------------------------------------------------------------------------
    TOTAL HOUSEHOLD PRODUCTS                                          4,402
--------------------------------------------------------------------------------
    Industrials -- 5.4%
      Cummins                                   32,000                2,949
      Emerson Electric                          38,000                1,786
      Nucor                                     52,000                3,300
--------------------------------------------------------------------------------
    TOTAL INDUSTRIALS                                                 8,035
--------------------------------------------------------------------------------
    Insurance -- 10.4%
      ACE Ltd.                                  31,000                1,843
      American International Group              30,000                2,097
      Chubb                                     30,000                1,615
      Hartford Financial Services Group         18,000                1,822
      Lincoln National                          28,000                1,992
      Metlife                                   30,000                1,971
      Safeco                                    31,000                2,069
      Travelers                                 40,000                2,164
--------------------------------------------------------------------------------
    TOTAL INSURANCE                                                  15,573
--------------------------------------------------------------------------------
    Manufacturing -- 1.4%
      American Standard                         39,000                2,147
--------------------------------------------------------------------------------
    TOTAL MANUFACTURING                                               2,147
--------------------------------------------------------------------------------
    Metals & Mining -- 5.9%
      Alcoa                                     75,000                2,662
      Allegheny Technologies                    25,000                2,739
      Precision Castparts                       32,000                3,332
--------------------------------------------------------------------------------
    TOTAL METALS & MINING                                             8,733
--------------------------------------------------------------------------------
    Miscellaneous Business Services -- 1.6%
      Manpower                                  29,000                2,327
--------------------------------------------------------------------------------
    TOTAL MISCELLANEOUS BUSINESS SERVICES                             2,327
--------------------------------------------------------------------------------
    Oil Drilling & Refining -- 1.5%
      ENSCO International                       39,000                2,199
--------------------------------------------------------------------------------
    TOTAL OIL DRILLING & REFINING                                     2,199
--------------------------------------------------------------------------------
    Petroleum Refining -- 6.5%
      ConocoPhillips                            40,000                2,774
      Exxon Mobil                               27,000                2,143
      Marathon Oil                              25,000                2,539
      Sunoco                                    30,000                2,266
--------------------------------------------------------------------------------
    TOTAL PETROLEUM REFINING                                          9,722
--------------------------------------------------------------------------------
    Retail -- 4.6%
      JC Penney                                 28,000                2,214
      McDonald's                                45,000                2,173
      Nordstrom                                 45,000                2,471
--------------------------------------------------------------------------------
    TOTAL RETAIL                                                      6,858
--------------------------------------------------------------------------------
    Telephones & Telecommunication -- 1.6%
      AT&T                                      60,000                2,323
--------------------------------------------------------------------------------
    TOTAL TELEPHONES & TELECOMMUNICATION                              2,323
--------------------------------------------------------------------------------
    Utilities -- 1.5%
      Ametek                                    63,000                2,286
--------------------------------------------------------------------------------
    TOTAL UTILITIES                                                   2,286
--------------------------------------------------------------------------------
    Wholesale -- 1.4%
      AmerisourceBergen                         41,000                2,050
--------------------------------------------------------------------------------
    TOTAL WHOLESALE                                                   2,050
--------------------------------------------------------------------------------
    TOTAL COMMON STOCK (COST $109,849)                              146,999
--------------------------------------------------------------------------------

---------------------------
  SCHEDULE OF INVESTMENTS                             APRIL 30, 2007 (UNAUDITED)
---------------------------
--------------------------------------------------------------------------------
HANCOCK HORIZON VALUE FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                     VALUE
  DESCRIPTION                                  SHARES                (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT (A)-- 1.2%
      SEI Daily Income Trust Prime
        Obligation Fund, Cl A, 5.320%        1,745,499             $  1,745
--------------------------------------------------------------------------------
    TOTAL CASH EQUIVALENT (COST $1,745)                               1,745
--------------------------------------------------------------------------------
    TOTAL INVESTMENTS -- 99.8% (COST $111,594)                     $148,744
--------------------------------------------------------------------------------
Percentages are based on Net Assets of $149,035 (000s).
* Non-income producing security.
(A) Rate shown is the 7-day effective yield as of April 30, 2007.
Cl -- Class
Ltd. -- Limited

+ At April 30, 2007, the tax basis cost of the Fund's investments was $111,594, and the unrealized appreciation and depreciation were $37,447 and $(297), respectively. Cost and unrealized figures are shown with "000s" omitted.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

---------------------------
  SCHEDULE OF INVESTMENTS                             APRIL 30, 2007 (UNAUDITED)
---------------------------
--------------------------------------------------------------------------------
HANCOCK HORIZON GROWTH FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                     VALUE
  DESCRIPTION                                  SHARES                (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 98.7%
    Aerospace & Defense -- 1.4%
      United Technologies                       20,000             $  1,343
--------------------------------------------------------------------------------
    TOTAL AEROSPACE & DEFENSE                                         1,343
--------------------------------------------------------------------------------
    Automotive -- 1.6%
      Harsco                                    30,000                1,530
--------------------------------------------------------------------------------
    TOTAL AUTOMOTIVE                                                  1,530
--------------------------------------------------------------------------------
    Beauty Products -- 1.5%
      Estee Lauder, Cl A                        27,000                1,388
--------------------------------------------------------------------------------
    TOTAL BEAUTY PRODUCTS                                             1,388
--------------------------------------------------------------------------------
    Broadcasting, Newspapers and Advertising -- 1.3%
      DIRECTV Group*                            50,000                1,192
--------------------------------------------------------------------------------
    TOTAL BROADCASTING, NEWSPAPERS AND ADVERTISING                    1,192
--------------------------------------------------------------------------------
    Computers & Services -- 11.6%
      Alliance Data Systems*                    23,000                1,464
      Cisco Systems*                            60,000                1,604
      Electronic Data Systems                   48,000                1,404
      Fiserv*                                   25,000                1,329
      Hewlett-Packard                           35,000                1,475
      International Business Machines           14,000                1,431
      Lexmark International, Cl A*              21,000                1,145
      Western Digital*                          60,000                1,061
--------------------------------------------------------------------------------
    TOTAL COMPUTERS & SERVICES                                       10,913
--------------------------------------------------------------------------------
    Consumer Products -- 1.5%
      Nike, Cl B                                26,000                1,400
--------------------------------------------------------------------------------
    TOTAL CONSUMER PRODUCTS                                           1,400
--------------------------------------------------------------------------------
    Drugs -- 6.3%
      King Pharmaceuticals*                     65,000                1,329
      McKesson                                  23,000                1,353
      Medco Health Solutions*                   19,000                1,483
      Schering-Plough                           56,000                1,777
--------------------------------------------------------------------------------
    TOTAL DRUGS                                                       5,942
--------------------------------------------------------------------------------
    Electronic Components & Equipment -- 5.1%
      Amphenol, Cl A                            42,000                1,475
      Arrow Electronics*                        37,000                1,462
      Avnet*                                    46,000                1,881
--------------------------------------------------------------------------------
    TOTAL ELECTRONIC COMPONENTS & EQUIPMENT                           4,818
--------------------------------------------------------------------------------
    Entertainment -- 1.5%
      Walt Disney                               40,000                1,399
--------------------------------------------------------------------------------
    TOTAL ENTERTAINMENT                                               1,399
--------------------------------------------------------------------------------
    Financial Services -- 5.1%
      AG Edwards                                22,000                1,594
      Franklin Resources                        15,000                1,970
      Moody's                                   18,000                1,190
--------------------------------------------------------------------------------
    TOTAL FINANCIAL SERVICES                                          4,754
--------------------------------------------------------------------------------
    Food, Beverage & Tobacco -- 1.8%
      SUPERVALU                                 36,000                1,652
--------------------------------------------------------------------------------
    TOTAL FOOD, BEVERAGE & TOBACCO                                    1,652
--------------------------------------------------------------------------------
    Insurance -- 2.0%
      Prudential Financial                      20,000                1,900
--------------------------------------------------------------------------------
    TOTAL INSURANCE                                                   1,900
--------------------------------------------------------------------------------
    Machinery -- 2.9%
      Kennametal                                19,000                1,341
      Lincoln Electric Holdings                 21,000                1,338
--------------------------------------------------------------------------------
    TOTAL MACHINERY                                                   2,679
--------------------------------------------------------------------------------
    Manufacturing -- 1.4%
      SPX                                       19,000                1,347
--------------------------------------------------------------------------------
    TOTAL MANUFACTURING                                               1,347
--------------------------------------------------------------------------------
    Medical Products & Services -- 10.5%
      Baxter International                      26,000                1,472
      Becton Dickinson                          19,000                1,495


--------------------------------------------------------------------------------
                                                                     VALUE
  DESCRIPTION                                  SHARES                (000)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
    Medical Products & Services -- continued
      Forest Laboratories*                      24,000              $ 1,277
      IMS Health                                46,000                1,349
      Laboratory Corp of America Holdings*      19,000                1,500
      WellPoint*                                16,000                1,264
      Zimmer Holdings*                          16,000                1,448
--------------------------------------------------------------------------------
    TOTAL MEDICAL PRODUCTS & SERVICES                                 9,805
--------------------------------------------------------------------------------
    Office Furniture & Fixtures -- 2.8%
      Avery Dennison                            20,000                1,244
      Pitney Bowes                              29,000                1,392
--------------------------------------------------------------------------------
    TOTAL OFFICE FURNITURE & FIXTURES                                 2,636
--------------------------------------------------------------------------------
    Oil Drilling & Refining -- 1.6%
      Schlumberger                              20,000                1,477
--------------------------------------------------------------------------------
    TOTAL OIL DRILLING & REFINING                                     1,477
--------------------------------------------------------------------------------
    Petroleum & Fuel Products -- 1.4%
      XTO Energy                                24,000                1,302
--------------------------------------------------------------------------------
    TOTAL PETROLEUM & FUEL PRODUCTS                                   1,302
--------------------------------------------------------------------------------
    Petroleum Refining -- 2.8%
      Chevron                                   15,000                1,167
      Valero Energy                             21,000                1,475
--------------------------------------------------------------------------------
    TOTAL PETROLEUM REFINING                                          2,642
--------------------------------------------------------------------------------
    Research & Development -- 1.6%
      Jacobs Engineering Group*                 30,000                1,513
--------------------------------------------------------------------------------
    TOTAL PROFESSIONAL SERVICES                                       1,513
--------------------------------------------------------------------------------
    Retail -- 18.7%
      Abercrombie & Fitch, Cl A                 17,000                1,388
      American Eagle Outfitters                 50,000                1,474
      Brinker International                     43,500                1,353
      Darden Restaurants                        32,000                1,327
      Dick's Sporting Goods*                    24,000                1,346
      GameStop, Cl A*                           50,000                1,658
      Kohl's*                                   20,000                1,481
      PetSmart                                  42,000                1,394
      Polo Ralph Lauren                         21,000                1,934
      Safeway                                   46,000                1,670
      Target                                    23,000                1,366
      TJX                                       42,000                1,171
--------------------------------------------------------------------------------
    TOTAL RETAIL                                                     17,562
--------------------------------------------------------------------------------
    Semi-Conductors & Instruments -- 8.4%
      Applied Materials                         72,000                1,384
      Lam Research*                             27,000                1,452
      MEMC Electronic Materials*                35,000                1,921
      Novellus Systems*                         47,000                1,521
      Nvidia*                                   50,000                1,645
--------------------------------------------------------------------------------
    TOTAL SEMI-CONDUCTORS & INSTRUMENTS                               7,923
--------------------------------------------------------------------------------
    Telephones & Telecommunication -- 2.9%
      Harris                                    27,000                1,386
      Qwest Communications International*      150,000                1,332
--------------------------------------------------------------------------------
    TOTAL TELEPHONES & TELECOMMUNICATION                              2,718
--------------------------------------------------------------------------------
    Transportation Services -- 3.0%
      Burlington Northern Santa Fe              15,000                1,313
      Trinity Industries                        33,000                1,531
--------------------------------------------------------------------------------
    TOTAL TRANSPORTATION SERVICES                                     2,844
--------------------------------------------------------------------------------
    TOTAL COMMON STOCK (COST $73,811)                                92,679
--------------------------------------------------------------------------------

---------------------------
  SCHEDULE OF INVESTMENTS                             APRIL 30, 2007 (UNAUDITED)
---------------------------
--------------------------------------------------------------------------------
HANCOCK HORIZON GROWTH FUND
--------------------------------------------------------------------------------
                                                                     VALUE
  DESCRIPTION                                  SHARES                (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT (A) -- 1.3%
    SEI Daily Income Trust Prime
      Obligation Fund, Cl A, 5.320%          1,206,359             $  1,206
--------------------------------------------------------------------------------
    TOTAL CASH EQUIVALENT (COST $1,206)                               1,206
--------------------------------------------------------------------------------
    TOTAL INVESTMENTS -- 100.0% (COST $75,017)+                    $ 93,885
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $93,867 (000s).
* Non-income producing security.
(A) Rate shown is the 7-day effective yield as of April 30, 2007.
Cl -- Class

+ At April 30, 2007, the tax basis cost of the Fund's investments was $75,017, and the unrealized appreciation and depreciation were $19,513 and $(645), respectively. Cost and unrealized figures are shown with "000s" omitted.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

---------------------------
  SCHEDULE OF INVESTMENTS                             APRIL 30, 2007 (UNAUDITED)
---------------------------
--------------------------------------------------------------------------------
HANCOCK HORIZON BURKENROAD FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                     VALUE
  DESCRIPTION                                  SHARES                (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.1%
    Aerospace & Defense -- 1.8%
      Armor Holdings*                            7,000              $   501
--------------------------------------------------------------------------------
    TOTAL AEROSPACE & DEFENSE                                           501
--------------------------------------------------------------------------------
    Apparel & Textiles -- 1.5%
      Oxford Industries                          9,000                  418
--------------------------------------------------------------------------------
    TOTAL APPAREL & TEXTILES                                            418
--------------------------------------------------------------------------------
    Banks -- 5.0%
      Alabama National Bancorporation            8,000                  501
      IBERIABANK                                 9,000                  472
      Midsouth Bancorp                          10,587                  283
      Teche Holding                              4,000                  160
--------------------------------------------------------------------------------
    TOTAL BANKS                                                       1,416
--------------------------------------------------------------------------------
    Building & Construction -- 1.9%
      Lennox International                      16,000                  541
--------------------------------------------------------------------------------
    TOTAL BUILDING & CONSTRUCTION                                       541
--------------------------------------------------------------------------------
    Commercial Services -- 2.3%
      Team*                                     19,000                  654
--------------------------------------------------------------------------------
    TOTAL COMMERCIAL SERVICES                                           654
--------------------------------------------------------------------------------
    Communications Equipment -- 1.6%
      Arris Group*                              30,000                  445
--------------------------------------------------------------------------------
    TOTAL COMMUNICATIONS EQUIPMENT                                      445
--------------------------------------------------------------------------------
    Correctional Institutions -- 3.1%
      Geo Group*                                17,000                  870
--------------------------------------------------------------------------------
    TOTAL CORRECTIONAL INSTITUTIONS                                     870
--------------------------------------------------------------------------------
    Drugs -- 2.6%
      Sciele Pharma*                            30,000                  742
--------------------------------------------------------------------------------
    TOTAL DRUGS                                                         742
--------------------------------------------------------------------------------
    Financial Services -- 3.5%
      First Cash Financial Services*            25,000                  574
      SWS Group                                 16,500                  429
--------------------------------------------------------------------------------
    TOTAL FINANCIAL SERVICES                                          1,003
--------------------------------------------------------------------------------
    Food, Beverage & Tobacco -- 3.0%
      National Beverage*                        30,000                  467
      Sanderson Farms                           10,000                  395
--------------------------------------------------------------------------------
    TOTAL FOOD, BEVERAGE & TOBACCO                                      862
--------------------------------------------------------------------------------
    Forestry -- 1.2%
      Deltic Timber                              7,000                  350
--------------------------------------------------------------------------------
    TOTAL FORESTRY                                                      350
--------------------------------------------------------------------------------
    Gas & Natural Gas -- 1.9%
      EnergySouth                               14,000                  551
--------------------------------------------------------------------------------
    TOTAL GAS & NATURAL GAS                                             551
--------------------------------------------------------------------------------
    Insurance -- 1.8%
      Infinity Property & Casualty              11,000                  512
--------------------------------------------------------------------------------
    TOTAL INSURANCE                                                     512
--------------------------------------------------------------------------------
    Leasing & Renting -- 3.8%
      Aaron Rents                               21,000                  596
      Rent-A-Center*                            17,000                  473
--------------------------------------------------------------------------------
    TOTAL LEASING & RENTING                                           1,069
--------------------------------------------------------------------------------
    Manufacturing -- 3.7%
      Acuity Brands                             10,000                  591
      Reddy Ice Holdings                        16,000                  469
--------------------------------------------------------------------------------
    TOTAL MANUFACTURING                                               1,060
--------------------------------------------------------------------------------
    Medical Products & Services -- 3.2%
      Immucor*                                  14,000                  457
      Pediatrix Medical Group*                   8,000                  456
--------------------------------------------------------------------------------
    TOTAL MEDICAL PRODUCTS & SERVICES                                   913
--------------------------------------------------------------------------------
    Metals & Mining -- 8.7%
      CARBO Ceramics                            10,000                  435
      Chaparral Steel                           11,000                  775
      Commercial Metals                         22,000                  738


--------------------------------------------------------------------------------
                                                                     VALUE
  DESCRIPTION                                  SHARES                (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
    Metals & Mining -- continued
      Quanex                                    12,000              $   516
--------------------------------------------------------------------------------
    TOTAL METALS & MINING                                             2,464
--------------------------------------------------------------------------------
    Paper & Paper Products -- 1.5%
      Neenah Paper                              11,000                  420
--------------------------------------------------------------------------------
    TOTAL PAPER & PAPER PRODUCTS                                        420
--------------------------------------------------------------------------------
    Petroleum & Fuel Products -- 17.6%
      Cabot Oil & Gas                           16,000                  583
      Callon Petroleum*                         25,000                  345
      Denbury Resources*                        14,000                  463
      Dril-Quip*                                10,000                  505
      Gulf Island Fabrication                   18,000                  540
      Hornbeck Offshore Services*               14,000                  443
      Hydril*                                    6,000                  581
      NATCO Group, Cl A*                        12,000                  458
      PetroHawk Energy*                         35,000                  506
      RPC                                       34,500                  569
--------------------------------------------------------------------------------
    TOTAL PETROLEUM & FUEL PRODUCTS                                   4,993
--------------------------------------------------------------------------------
    Petroleum Exploration -- 1.4%
      Dawson Geophysical*                        8,000                  411
--------------------------------------------------------------------------------
    TOTAL PETROLEUM EXPLORATION                                         411
--------------------------------------------------------------------------------
    Printing & Publishing -- 1.6%
      Consolidated Graphics*                     6,000                  452
--------------------------------------------------------------------------------
    TOTAL PRINTING & PUBLISHING                                         452
--------------------------------------------------------------------------------
    Real Estate Investment Trust -- 3.1%
      EastGroup Properties                       8,000                  401
      Parkway Properties                         9,000                  477
--------------------------------------------------------------------------------
    TOTAL REAL ESTATE INVESTMENT TRUST                                  878
--------------------------------------------------------------------------------
    Retail -- 11.6%
      CEC Entertainment*                        10,000                  417
      Conn's*                                   20,000                  519
      Hibbett Sports*                           20,000                  583
      Pool                                      11,000                  441
      Rush Enterprises, Cl A*                   20,000                  416
      Sonic*                                    22,000                  494
      Stage Stores                              19,500                  430
--------------------------------------------------------------------------------
    TOTAL RETAIL                                                      3,300
--------------------------------------------------------------------------------
    Semi-Conductors & Instruments -- 1.5%
      Benchmark Electronics*                    20,000                  424
--------------------------------------------------------------------------------
    TOTAL SEMI-CONDUCTORS & INSTRUMENTS                                 424
--------------------------------------------------------------------------------
    Transportation Services -- 4.7%
      Frozen Food Express Industries            20,000                  165
      Gulfmark Offshore*                        11,000                  527
      Kirby*                                    17,000                  642
--------------------------------------------------------------------------------
    TOTAL TRANSPORTATION SERVICES                                     1,334
--------------------------------------------------------------------------------
    Utilities -- 3.5%
      Cleco                                     19,000                  533
      Powell Industries*                        15,000                  472
--------------------------------------------------------------------------------
    TOTAL UTILITIES                                                   1,005
--------------------------------------------------------------------------------
    TOTAL COMMON STOCKS (COST $20,494)                               27,588
--------------------------------------------------------------------------------
CASH EQUIVALENTS (A)-- 2.9%
    Federated Prime Cash Obligations
      Fund, 5.210%                             411,103                  411
    SEI Daily Income Trust Prime
      Obligation Fund, Cl A, 5.320%            414,191                  414
--------------------------------------------------------------------------------
    TOTAL CASH EQUIVALENTS (COST $825)                                  825
--------------------------------------------------------------------------------
    TOTAL INVESTMENTS -- 100.0% (COST $21,319)+                     $28,413
--------------------------------------------------------------------------------

---------------------------
  SCHEDULE OF INVESTMENTS                             APRIL 30, 2007 (UNAUDITED)
---------------------------
--------------------------------------------------------------------------------
HANCOCK HORIZON BURKENROAD FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Percentages are based on Net Assets of $28,424 (000s).
* Non-income producing security.
(A) Rate shown is the 7-day effective yield as of April 30, 2007.
Cl -- Class

+ At April 30, 2007, the tax basis cost of the Fund's investments was $21,319, and the unrealized appreciation and depreciation were $7,373 and $(279), respectively. Cost and unrealized figures are shown with "000s" omitted.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) The Advisors' Inner Cirlce Fund II


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------------
                                          James F. Volk
                                          President
Date: June 28, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------------
                                          James F. Volk
                                          President
Date: June 28, 2007


By (Signature and Title)*                 /s/ Michael Lawson
                                          --------------------------------------
                                          Michael Lawson
                                          Controller and Chief Financial Officer
Date: June 28, 2007


* Print the name and title of each signing officer under his or her signature.